Subsidiary undertakings (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiary undertakings
Summary of Subsidiaries

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina S.A. (Argentina)	100% (a)
	GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Colombia, S.L.U. (Spain)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark Ecuador S.A. (Ecuador)	100% (a)
	GeoPark (UK) Limited (United Kingdom)	100%
	Amerisur Resources Limited (United Kingdom)	100% (a)
	Amerisur Exploración Colombia Limited (British Virgin Islands)	100% (a)
	Amerisur Exploración Colombia Limited Sucursal Colombia (Colombia)	100% (a)
	Yarumal S.A.S. (Colombia)	100% (a) (b)
	Fenix Oil & Gas Limited (British Virgin Islands)	100% (a) (b) (c)
	Fenix Oil & Gas Limited Sucursal Colombia (Colombia)	100% (a) (b) (c)
	Amerisur S.A. (Paraguay)	100% (a) (b)
	Market Access LLP (United States)	9%
	GeoPark Colombia S.A.S. Sucursal Panama (Panama)	100% (a) (b)
	GPK Panama, S.A. (Panama)	100% (a) (b) (d)
	GPRK Holding Panama, S.A. (Panama)	100% (a) (b) (d)
(a)	Indirectly owned.
(b)	Dormant companies.
(c)	In process of liquidation.
(d)	On February 11 2025, Panamanian subsidiaries GPK Panama, S.A. and GPRK Holding Panama, S.A. finalized a merger process, with GPK Panama, S.A. being the surviving company.

Summary of joint operations

	Name and registered office	Ownership interest
Joint operations	Llanos 34 Block (Colombia)	45% (a)
	Llanos 32 Block (Colombia)	12.5% (b)
	Puelen Block (Argentina)	18% (c)
	Los Parlamentos Block (Argentina)	50% (d)
	Manati Field (Brazil)	10% (b)
	POT-T-785 Block (Brazil)	70% (a)
	Espejo Block (Ecuador)	50% (a)
	Perico Block (Ecuador)	50%
	Llanos 86 Block (Colombia)	50% (a)
	Llanos 87 Block (Colombia)	50% (a)
	Llanos 104 Block (Colombia)	50% (a)
	Llanos 123 Block (Colombia)	50% (a)
	Llanos 124 Block (Colombia)	50% (a)
	CPO-5 Block (Colombia)	30%
	Mecaya Block (Colombia)	50% (a)
	PUT-8 Block (Colombia)	50% (a)
	PUT-9 Block (Colombia)	50% (a)
	Tacacho Block (Colombia)	50% (a) (c)
	Terecay Block (Colombia)	50% (a) (c)
	PUT-36 Block (Colombia)	50% (a)
	CPO-4-1 Block (Colombia)	50%
(a)	GeoPark is the operator.
(b)	In process of divestment. See Note 37.2.
(c)	In process of relinquishment.
(d)	GeoPark agreed to transfer its 50% working interest to its joint operation partner.